SEGMENT INFORMATION	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
SEGMENT INFORMATION
SEGMENT INFORMATION

12. Segment Information

In its operation of the business, management, including the Company’s chief operating decision maker, who is also Chief Executive Officer, reviews the business as one segment. The Company currently ships its product to markets in the Americas,  Europe, Middle East and Africa (“EMEA”), and Asia Pacific (“APAC”). The Company anticipates additional products launching in the near term future, across those same markets. Disaggregated revenue data for those markets is as follows (in thousands):

Revenue during nine months ended September 30, 2020

	Americas	EMEA	APAC	Total
Product	$2,372	$2,411	$1,330	$6,113
Services	962	888	138	1,988
Total	$3,334	$3,299	$1,468	$8,101

Revenue during nine months ended September 30, 2019

	Americas	EMEA	APAC	Total
Product	$11,561	$5,909	$1,185	$18,655
Services	1,851	341	29	2,221
Total	$13,412	$6,250	$1,214	$20,876

During the nine months ended September 30, 2020 and 2019, the Company recognized the following revenue from service contracts and cloud‑based software licenses over time, and hardware and consumable product shipments and subscription software at a point in time (in thousands):

	Nine Months Ended
	September 30,
	2020	2019
Revenue recognized at a point in time	$6,113	$18,655
Revenue recognized over time	1,988	2,221
Total	$8,101	$20,876

For the nine months ended September 30, 2020 and 2019, no single customer accounted for more than 10% of the Company’s consolidated revenue.

The Company’s long‑lived assets are substantially all located in the United States where the Company’s primary operations are located.

14. SEGMENT INFORMATION

In its operation of the business, management, including the Company’s chief operating decision maker, who is also our Chief Executive Officer, reviews the business as one segment. The Company currently ships its product to markets in the Americas, Europe Middle East and Africa (“EMEA”), and Asia Pacific (“APAC”). Disaggregated revenue data for those markets is as follows (in thousands):

Revenue during the year ended December 31, 2019

	Americas	EMEA	APAC
Product	$12,746	$8,430	$1,582
Services	3,055	563	63
Total	$15,801	$8,993	$1,645

Revenue during the year ended December 31, 2018

	Americas	EMEA	APAC
Product	$751	$—	$—
Services	283	—	—
Total	$1,034	$—	$—

During the years ended December 31, 2019 and 2018,  the Company recognized the following revenue from service contracts and cloud‑based software licenses over time, and hardware and consumable product shipments and subscription software at a point in time (in thousands):

	Years Ended
	December 31,
	2019	2018
Revenue recognized at a point in time	$22,758	$751
Revenue recognized over time	3,681	283
Total	$26,439	$1,034

For the years ended December 31, 2019 and 2018,  no single customer accounted for more than 10% of our consolidated revenue.

The Company’s long‑lived assets are substantially all located in the United States where the Company’s primary operations are located.